Inventories (Details) - USD ($) $ in Millions		Mar. 31, 2016	Dec. 31, 2015
Inventory
Raw materials and work in process		$ 14,344	$ 13,415
Finished goods		8,834	8,265
Unbilled shipments		508	628
Inventory, Gross, Total		23,685	22,308
Less revaluation to LIFO		222	207
Total		$ 23,907	$ 22,515
Percentage of LIFO Inventory		34.00%	40.00%
GE
Inventory
Total	[1]	$ 23,839	$ 22,449
GE Capital
Inventory
Finished goods		68	66
Total		$ 68	$ 66

[1]	(a) Represents the adding together of all affiliated companies except GE Capital, which is presented on a one-line basis.